GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
Schedule of change in the carrying amount of goodwill

	Electrification	Decarbonization	OEM/EV	Total
Balance as of January 1, 2022	$378,225	$—	$—	$378,225
Acquisitions	909,586	1,606,647	—	2,516,233
Impairment	(490,736)	—	—	(490,736)
Balance as at December 31, 2022	$797,075	$1,606,647	$—	$2,403,722
Impairment	(157,103)	—	—	(157,103)
Balance as at December 31, 2023	$639,972	$1,606,647	$—	$2,246,619